Included in (Loss)/Profit Before Royalties and Taxation - Schedule of Amounts Included in (Loss)/Profit Before Royalties and Taxation (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	$ 113.9	$ 9.2	$ 11.7
South deep [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	11.2	2.3	0.0
Damang [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	13.9	2.2	9.9
Tarkwa [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	88.8	4.7	0.2
Australia [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	$ 0.0	$ 0.0	$ 1.6